Note 6 - Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
	2013	2012
Change in projected benefit obligation:
Benefit obligation at beginning of year	$23,872,644	$24,098,408
Service cost	-	293,544
Interest cost	668,720	1,010,630
Actuarial (gain) loss	32,453	(439,475)
Benefits paid	(650,734)	(953,328)
Change in discount rate	(2,607,483)	1,623,488
Curtailment	-	(1,760,623)
Benefit obligation at end of year	$21,315,600	$23,872,644

Change in plan assets:
Fair value of plan assets at beginning of year	$16,661,125	$14,551,370
Actual return on plan assets	1,457,366	1,571,883
Employer contributions	960,000	1,491,200
Benefits paid	(650,734)	(953,328)
Fair value of plan assets at end of year	$18,427,757	$16,661,125
Funded status	$(2,887,843)	$(7,211,519)
Unrecognized net actuarial loss	4,794,177	8,406,635
Net amount recognized as prepaid benefit cost	$1,906,334	$1,195,116

Components of net periodic benefit cost:
Service cost	$-	$293,544
Interest cost	668,720	1,010,630
Expected return on plan assets	(1,192,584)	(1,272,898)
Recognized actuarial net loss	772,646	913,378
Net periodic benefit cost	$248,782	$944,654
Accumulated benefit obligation	$21,315,600	$23,872,644

Schedule of Assumptions Used [Table Text Block]
	December 31
	2013	2012
Discount rate	5.00%	4.00%
Expected return on plan assets	7.00%	8.50%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
	December 31
	2013	2012

Pooled separate accounts	$17,778,307	$16,113,355
Company common stock - 31,000 shares	649,450	547,770

Schedule of Allocation of Plan Assets [Table Text Block]
	December 31
	2013	2012
Equity pooled separate accounts	35%	48%
Debt pooled separate accounts	61%	49%
Company common stock	4%	3%

Schedule of Expected Benefit Payments [Table Text Block]
Pension Benefits

2014	$2,601,000
2015	1,418,000
2016	1,665,000
2017	1,299,000
2018	1,275,000
2019-2023	7,225,000

Defined Contributions Schedule [Table Text Block]
	December 31
	2013	2012

Old 401(k) Plan
Company common stock:
Shares held	331,559	345,145
Fair value	$6,863,275	$6,098,714

Retirement Plan
Mutual funds - fair value	$1,635,830	$844,941
	For the Year Ended December 31
	2013	2012

Old 401(k) Plan
Employer contributions	$-	$133,970
Dividends on Company stock	86,286	79,621

Retirement Plan
Employer contributions	$316,206	$88,654

Deferred Compensation Arrangement with Individual Disclosure, Postretirement Benefits [Table Text Block]
	December 31
	2013	2012

Company common stock:
Shares held	20,820	20,881
Fair value	$430,984	$368,976
Mutual funds - fair value	69,136	13,939
Cash and cash equivalents	3,486	5,012
	For the Year Ended December 31
	2013	2012

Employer contributions	$24,978	$18,212
Dividends on Company stock	5,220	4,659